Schedule of Stock Options Activity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Oct. 31, 2023	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Share-Based Payment Arrangement [Abstract]
Number of options, Outstanding	313,760	145,250	146,000
Weighted average exercise price per share, Outstanding	$ 6.53	$ 2.965	$ 3.019
Weighted average remaining life (years), Outstanding Ending		13 years 8 months 8 days	6 years 7 months 24 days	7 years 7 months 9 days
Aggregate intrinsic value, Outstanding
Number of options, Granted	595,000	987,760
Weighted average exercise price per share, Granted	$ 0.06	$ 2.18
Number of options, Cancelled and/or forfeited		(145,250)	(750)
Weighted average exercise price per share, Cancelled and/or forfeited		$ 2.97	$ 13.500
Weighted average exercise price per share, Exercised	$ 0.07	$ 0.15
Number of options, Exercised	(250,000)	(674,000)
Number of options, Outstanding	658,760	313,760	145,250	146,000
Weighted average exercise price per share, Outstanding	$ 3.14	$ 6.53	$ 2.965	$ 3.019
Aggregate intrinsic value, Outstanding	$ 0
Number of options, Exercisable	487,510	313,760
Weighted average exercise price per share, Exercisable	$ 4.22	$ 6.53
Weighted average remaining life (years), Exercisable		13 years 8 months 8 days
Aggregate intrinsic value, Exercisable